Jun. 28, 2016
MFS® Lifetime® Income Fund
MFS® Lifetime® Income Fund
SUPPLEMENT TO PROSPECTUS The date of this supplement is June 28, 2016. MFS® Lifetime® Income Fund
Effective immediately, the following is added after the third paragraph in the sub-section entitled "Principal Investment Strategies" under the main heading "Summary of Key Information":
On June 14, 2016, the Board of Trustees of the fund approved modifications to the underlying fund selections and underlying fund target weightings of the fund.  The transition to the revised underlying fund selections and underlying fund allocations will commence in mid August 2016, and will be completed by August 26, 2016, although these dates could change based on market conditions and other factors.

As of August 26, 2016, the fund's target allocation among asset classes and the underlying funds is expected to be:

Bond Funds:	71%
MFS Emerging Markets Debt Fund	2%
MFS Emerging Markets Debt Local Currency Fund	1%
MFS Global Bond Fund	5%
MFS Government Securities Fund	10%
MFS High Income Fund	3%
MFS Inflation-Adjusted Bond Fund	10%
MFS Limited Maturity Fund	20%
MFS Total Return Bond Fund	20%
International Stock Funds:	5%
MFS Blended Research International Equity Fund	3%
MFS International Growth Fund	1%
MFS International Value Fund	1%
MFS Research International Fund	2%
U.S. Stock Funds:	20%
MFS Blended Research Core Equity Fund	2%
MFS Blended Research Growth Equity Fund	2%
MFS Blended Research Mid Cap Equity Fund*	3%
MFS Blended Research Small Cap Equity Fund	1%
MFS Blended Research Value Equity Fund	2%
MFS Growth Fund	2%
MFS Mid Cap Growth Fund	2%
MFS Mid Cap Value Fund	2%
MFS New Discovery Fund	1%
MFS New Discovery Value Fund	1%
MFS Research Fund	2%
MFS Value Fund	2%
Specialty Funds:	4%
MFS Absolute Return Fund	2%
MFS Commodity Strategy Fund	1%
MFS Global Real Estate Fund	1%

All percentages are rounded to the nearest percent. As a result, the sum of the target underlying fund allocations in each asset class may not equal the target asset class allocations for such asset class, and the target asset class and underlying fund allocations presented in the table may not total 100%.

*MFS Blended Research Mid Cap Equity Fund is currently in registration with the Securities and Exchange Commission and will not be available for investment until August 2016.